VARIABLE INTEREST ENTITIES (VIEs)	6 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES (VIEs)
VARIABLE INTEREST ENTITIES (VIEs)

Eskimo SPV

As of June 30, 2017, we leased the Golar Eskimo from a VIE under a finance lease with a wholly-owned subsidiary (“Eskimo SPV”) of China Merchants Bank Leasing (“CMBL”). Eskimo SPV is a newly formed special purpose vehicle (SPV).

In November 2015, we sold the Golar Eskimo to Eskimo SPV and subsequently leased back the vessel under a bareboat charter for a term of ten years. From the third year anniversary of the commencement of the bareboat charter, we have an annual option to repurchase the vessel at fixed pre-determined amounts, with an obligation to repurchase the vessel at the end of the ten year lease period.

While we do not hold any equity investment in Eskimo SPV, we have determined that we have a variable interest in Eskimo SPV and that Eskimo SPV is a VIE. Based on our evaluation of the bareboat agreement we have concluded that we are the primary beneficiary of Eskimo SPV and, accordingly, have consolidated Eskimo SPV into our financial results. We did not record any gain or loss from the sale of the Golar Eskimo to Eskimo SPV, and we continued to report the vessel in our consolidated financial statements at the same carrying value, as if the sale had not occurred.

The equity attributable to CMBL in Eskimo SPV is included in non-controlling interests in our consolidated results. As of June 30, 2017, the Golar Eskimo is reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

A summary of our payment obligations under the bareboat charter with Eskimo SPV as of June 30, 2017 is shown below:

(in thousands of $)	2017(1)	2018	2019	2020	2021	After 2021
Golar Eskimo*	11,454	22,437	21,859	21,330	20,755	74,463

(1) For the six months ending December 31, 2017.
*This payment obligation table above includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin, but excludes the repurchase obligation at the end of lease.

The impact of Eskimo SPV’s liabilities on our condensed consolidated balance sheet is as follows:

(in thousands of $)	June 30, 2017	December 31, 2016
Liabilities
Long-term debt	220,728	232,931

The most significant impact of consolidation of Eskimo SPV’s operations on our condensed consolidated statement of operations is interest expense of $2.0 million and $3.8 million for the three and six months ended June 30, 2017, respectively and $1.9 million and $4.2 million for the three and six months ended June 30, 2016, respectively. The most significant impact of consolidation of Eskimo SPV’s cash flows on our condensed consolidated statement of cash flows is net cash used in financing activities of $6.2 million and $12.2 million for the three months and six months ended June 30, 2017, respectively.

Tundra Corp

On May 23, 2016, we acquired from Golar (the “Tundra Acquisition”) the disponent owner and operator of the FSRU, the Golar Tundra (“Tundra Corp”), for a purchase price of $330.0 million less assumed net lease obligations and net of working capital adjustments. Concurrent with the closing of the Tundra Acquisition, we entered into an agreement with Golar (as amended, the “Tundra Letter Agreement”) pursuant to which Golar agreed to pay us a daily fee plus operating expenses, from the closing date until the date that operations commence under the vessel’s charter with West African Gas Limited (“WAGL”). In return we agreed to pay to Golar any hire or other contract-related payments actually received with respect to the vessel. The Tundra Letter Agreement also provided that in the event the Golar Tundra had not commenced service under the charter by May 23, 2017, we had the option (the “Tundra Put Right”) to require Golar to repurchase Tundra Corp at a price equal to the original purchase price (the “Purchase Price”). Accordingly, we determined that (i) Tundra Corp is a VIE and (ii) Golar is and has been the primary beneficiary of Tundra Corp. Thus, Tundra Corp was not consolidated into our financial statements.

In November 2015, prior to the Tundra Acquisition, Tundra Corp sold the Golar Tundra to a subsidiary of CMBL (the “Tundra SPV”) for $254.6 million and subsequently leased back the vessel under a bareboat charter (the “Tundra Lease”). Upon the completion of the Tundra Acquisition, Golar’s prior guarantee of Tundra Corp’s obligations under the Tundra Lease terminated, and we became the primary obligor under the Tundra Lease. Thus, despite the fact that Tundra Corp is not consolidated into our financial results, we are liable for charter hire payments due under the Tundra Lease until the Put Sale Closing Date.

The Golar Tundra was expected to commence operations in order to serve the Ghana (Tema) LNG Project in the second quarter of 2016. However, due to delays in the Ghana (Tema) LNG Project, this has not yet occurred because the required infrastructure, including a connecting pipeline, jetty and breakwater, are not yet in place. The Golar Tundra remains anchored off the coast of Ghana and the project has made limited progress.  In light of this, on May 30, 2017, we elected to exercise the Tundra Put Right. The closing of the sale to Golar pursuant to the Tundra Put Right (the “Put Sale Closing”) is expected to occur by September 30, 2017.

The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of June 30, 2017:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Tundra	November 2015	254.6	194.1	November 2018	114.6	November 2025

A summary of our payment obligations under the bareboat charter with Tundra SPV as of June 30, 2017 is shown below:

(in thousands of $)	2017(1)	2018	2019	2020	2021	After 2021
Golar Tundra*	10,432	20,446	19,934	19,466	18,953	68,097

(1) For the six months ending December 31, 2017.
*This table includes variable rental payments due under the lease based on an assumed rate of LIBOR of 0.39% plus margin, but excludes the repurchase obligation at the end of lease.

Following the date of the Tundra Put Sale Date, we will no longer be liable for charter hire payments due under the Tundra Lease. Refer to note 14 for further details.

PT Golar Indonesia

We consolidated PTGI, which owns the NR Satu, in our consolidated financial statements effective September 28, 2011. PTGI became a VIE and we became its primary beneficiary upon our agreement to acquire all of Golar’s interests in certain subsidiaries that own and operate the NR Satu on July 19, 2012. We consolidate PTGI as we hold all of the voting stock and control all of the economic interests in PTGI.